CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net fair value of assets acquired and liabilities assumed:
Purchase of redeemable non-controlling interests	$ (1,891)
Total payments for acquisition, net of cash acquired			385
ESC BAZ Ltd. [Member]
Net fair value of assets acquired and liabilities assumed:
Net assets (excluding cash and cash equivalents)			1,222
Adjustment to deferred revenue			20
Deferred tax liability, net			(80)
Goodwill			255
Purchase of redeemable non-controlling interests			(1,533)
Total payments for acquisition, net of cash acquired			385
ESC BAZ Ltd. [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets			190
ESC BAZ Ltd. [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets			164
ESC BAZ Ltd. [Member] | Backlog [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets			$ 147